UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL VALUE FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.1%
Continental AG	16,080	$3,704,376	(a)

Automobiles - 3.5%
Bayerische Motoren Werke AG	54,470	5,267,661	(a)
Honda Motor Co., Ltd.	233,138	7,020,099	(a)

Total Automobiles		12,287,760

Hotels, Restaurants & Leisure - 0.9%
Whitbread PLC	60,580	3,111,122	(a)

Household Durables - 2.1%
Sony Corp.	70,345	3,804,458	(a)
TomTom NV	338,190	3,450,692	*(a)

Total Household Durables		7,255,150

Media - 2.3%
ProSiebenSat.1 Media SE	93,370	2,525,557	(a)
WPP PLC	357,086	5,590,812	(a)

Total Media		8,116,369

Textiles, Apparel & Luxury Goods - 2.4%
ANTA Sports Products Ltd.	773,685	3,950,080	(a)
PRADA SpA	955,820	4,547,532	(a)

Total Textiles, Apparel & Luxury Goods		8,497,612

TOTAL CONSUMER DISCRETIONARY		42,972,389

CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Diageo PLC	112,290	4,126,554	(a)

Food Products - 1.7%
Danone SA	38,443	3,020,361	(a)
Thai Union Group PCL	6,152,370	3,035,218	(a)

Total Food Products		6,055,579

Personal Products - 1.2%
Hengan International Group Co., Ltd.	452,340	4,024,334	(a)

Tobacco - 1.1%
Imperial Brands PLC	100,860	3,865,148	(a)

TOTAL CONSUMER STAPLES		18,071,615

ENERGY - 8.9%
Energy Equipment & Services - 1.2%
Saipem SpA	828,450	4,326,235	*(a)

Oil, Gas & Consumable Fuels - 7.7%
BP PLC	1,023,737	7,691,965	(a)
Encana Corp.	302,700	4,176,858

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Gazprom PJSC, ADR	759,551	$3,406,892	(a)
Royal Dutch Shell PLC, Class A Shares	162,730	5,570,023	(a)
TOTAL SA	89,744	5,855,567	(a)

Total Oil, Gas & Consumable Fuels		26,701,305

TOTAL ENERGY		31,027,540

FINANCIALS - 22.7%
Banks - 13.9%
Banco Santander SA	1,341,302	7,500,622	(a)
Bangkok Bank PCL, Registered Shares	514,370	3,215,666	(a)
Barclays PLC	1,764,650	4,487,278	(a)
BNP Paribas SA	98,444	6,404,449	(a)
China Construction Bank Corp., Class H Shares	7,495,842	6,787,686	(a)
Royal Bank of Scotland Group PLC	959,180	3,211,211	(a)
Shinhan Financial Group Co., Ltd.	71,331	2,787,124	(a)
Standard Chartered PLC	477,540	4,305,968	(a)
Sumitomo Mitsui Financial Group Inc.	76,429	3,033,184	(a)
Turkiye Garanti Bankasi AS	1,123,210	1,630,569	(a)
UniCredit SpA	279,633	4,943,529	(a)

Total Banks		48,307,286

Capital Markets - 4.7%
Credit Suisse Group AG, Registered Shares	327,766	5,284,708	*(a)
Daiwa Securities Group Inc.	585,902	3,418,190	(a)
Korea Investment Holdings Co. Ltd.	27,356	1,754,296	(a)
UBS Group AG, Registered Shares	360,696	5,941,258	*(a)

Total Capital Markets		16,398,452

Diversified Financial Services - 1.7%
Far East Horizon Ltd.	3,501,570	3,373,946	(a)
Standard Life Aberdeen PLC	608,040	2,489,876	(a)

Total Diversified Financial Services		5,863,822

Insurance - 2.4%
Aviva PLC	473,728	3,105,257	(a)
AXA SA	209,980	5,300,999	(a)

Total Insurance		8,406,256

TOTAL FINANCIALS		78,975,816

HEALTH CARE - 8.1%
Pharmaceuticals - 8.1%
Allergan PLC	21,610	3,978,185
Bayer AG, Registered Shares	44,320	4,936,664	(a)
Mylan NV	88,370	3,297,085	*
Novartis AG, Registered Shares	86,510	7,261,740	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Roche Holding AG	15,050	$3,693,379	(a)
Teva Pharmaceutical Industries Ltd., ADR	203,140	4,863,171

TOTAL HEALTH CARE		28,030,224

INDUSTRIALS - 12.8%
Airlines - 0.4%
Cathay Pacific Airways Ltd.	996,580	1,543,922	(a)

Commercial Services & Supplies - 2.2%
G4S PLC	1,433,802	5,187,461	(a)
Renewi PLC	2,697,582	2,477,536	(a)

Total Commercial Services & Supplies		7,664,997

Construction & Engineering - 1.4%
Bouygues SA	69,965	3,075,602	(a)
China Machinery Engineering Corp., Class H Shares	3,149,450	1,686,570	(a)

Total Construction & Engineering		4,762,172

Electrical Equipment - 2.1%
Schneider Electric SE	44,100	3,547,660	(a)
Sensata Technologies Holding NV	66,200	3,599,294	*

Total Electrical Equipment		7,146,954

Machinery - 3.0%
CIMC Enric Holdings Ltd.	4,053,760	3,703,984	(a)
CNH Industrial NV	156,010	1,828,437
Tadano Ltd.	167,671	2,164,288	(a)
Takeuchi Manufacturing Co., Ltd.	116,695	2,715,820	(a)

Total Machinery		10,412,529

Marine - 1.5%
AP Moller - Maersk A/S, Class B Shares	3,624	5,209,700	(a)

Professional Services - 1.2%
Adecco Group AG, Registered Shares	67,462	4,153,590	(a)

Road & Rail - 1.0%
Europcar Mobility Group	356,750	3,587,524	(a)(b)

TOTAL INDUSTRIALS		44,481,388

INFORMATION TECHNOLOGY - 6.4%
Electronic Equipment, Instruments & Components - 2.0%
Hitachi Ltd.	961,042	6,716,431	(a)

IT Services - 3.7%
Cielo SA	426,068	1,642,609
Indra Sistemas SA	316,967	3,846,357	*(a)
Infosys Ltd., ADR	232,490	4,691,648
TravelSky Technology Ltd., Class H Shares	980,787	2,787,564	(a)

Total IT Services		12,968,178

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Ambarella Inc.	62,670	$2,455,411	*

TOTAL INFORMATION TECHNOLOGY		22,140,020

MATERIALS - 15.8%
Chemicals - 5.0%
Akzo Nobel NV	39,383	3,635,607	(a)
BASF SE	54,070	5,193,546	(a)
Incitec Pivot Ltd.	1,783,550	5,028,308	(a)
Nutrien Ltd.	65,730	3,569,839

Total Chemicals		17,427,300

Construction Materials - 2.3%
Cemex SAB de CV, Participation Certificates, ADR	382,794	2,851,815	*
Wienerberger AG	211,412	5,186,055	(a)

Total Construction Materials		8,037,870

Containers & Packaging - 1.0%
Greatview Aseptic Packaging Co., Ltd.	5,565,860	3,620,593	(a)

Metals & Mining - 6.5%
Newcrest Mining Ltd.	193,430	3,104,748	(a)
Novagold Resources Inc.	560,720	2,418,141	*
POSCO	12,104	3,564,538	(a)
Rio Tinto Ltd.	123,080	7,417,258	(a)
Thyssenkrupp AG	234,099	6,240,846	(a)

Total Metals & Mining		22,745,531

Paper & Forest Products - 1.0%
Duratex SA	1,219,994	3,308,965	*

TOTAL MATERIALS		55,140,259

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
ICADE	36,770	3,559,738	(a)

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
KT Corp.	89,408	2,278,488	(a)
Telecom Italia SpA	3,087,200	2,379,341	*(a)

TOTAL TELECOMMUNICATION SERVICES		4,657,829

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $308,054,046)		329,056,818

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $17,769,772)	1.741%	17,769,772	$17,769,772

TOTAL INVESTMENTS - 99.6% (Cost - $325,823,818)			346,826,590
Other Assets in Excess of Liabilities - 0.4%			1,253,633

TOTAL NET ASSETS - 100.0%			$348,080,223

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Energy	$4,176,858	$26,850,682	—	$31,027,540
Health Care	12,138,441	15,891,783	—	28,030,224
Industrials	5,427,731	39,053,657	—	44,481,388
Information Technology	8,789,668	13,350,352	—	22,140,020
Materials	12,148,760	42,991,499	—	55,140,259
Other Common Stocks	—	148,237,387	—	148,237,387

Total Long-Term Investments	42,681,458	286,375,360	—	329,056,818

Short-Term Investments†	17,769,772	—	—	17,769,772

Total Investments	$60,451,230	$286,375,360	—	$346,826,590

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2018, as a result of the fair value pricing procedures for the international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $286,375,360 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018